Schedule of Investments (unaudited) December 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aurizon Holdings Ltd.	142,729	$429,534
Brambles Ltd.	110,865	906,819
Qantas Airways Ltd.(a)	140,324	525,163
Sydney Airport(a)	203,767	1,007,888
Transurban Group	204,341	2,153,906

		5,023,310

Brazil — 0.2%
CCR SA	77,724	201,560
WEG SA	54,096	788,809

		990,369

Canada — 3.2%
Canadian National Railway Co.	53,224	5,846,285
Canadian Pacific Railway Ltd.	10,045	3,481,294
SNC-Lavalin Group Inc.	13,432	229,103
Thomson Reuters Corp.	12,705	1,038,938
Waste Connections Inc.	19,622	2,010,254

		12,605,874

Denmark — 1.9%
AP Moller - Maersk A/S, Class A	233	484,499
AP Moller - Maersk A/S, Class B, NVS	475	1,061,498
DSV PANALPINA A/S	15,282	2,562,282
Vestas Wind Systems A/S	14,854	3,514,808

		7,623,087

Finland — 0.9%
Kone OYJ, Class B	30,163	2,452,769
Metso Outotec OYJ	53,083	530,964
Wartsila OYJ Abp	36,938	368,343

		3,352,076

France — 7.0%
Aeroports de Paris(a)	2,007	260,546
Airbus SE(a)	45,675	5,017,413
Alstom SA(a)	18,280	1,042,502
Bouygues SA	16,942	697,544
Bureau Veritas SA(a)	21,608	575,301
Cie. de Saint-Gobain(a)	40,070	1,838,537
Eiffage SA(a)	6,137	593,505
Legrand SA	19,991	1,785,579
Safran SA(a)	24,532	3,480,370
Schneider Electric SE	40,235	5,823,853
Teleperformance	4,384	1,455,265
Thales SA	8,034	736,267
Vinci SA	37,964	3,779,241

		27,085,923

Germany — 3.8%
Brenntag AG	11,575	897,058
Deutsche Lufthansa AG, Registered(a)	22,274	294,745
Deutsche Post AG, Registered	73,119	3,623,322
GEA Group AG	12,410	444,595
MTU Aero Engines AG	4,024	1,050,689
Siemens AG, Registered	60,310	8,672,071

		14,982,480

Hong Kong — 0.8%
CK Hutchison Holdings Ltd.	201,520	1,406,041
Techtronic Industries Co. Ltd.	128,000	1,825,777

		3,231,818

Security	Shares	Value

Ireland — 1.1%
Kingspan Group PLC(a)	11,456	$804,575
Ryanair Holdings PLC, ADR(a)(b)	7,567	832,219
Trane Technologies PLC	18,010	2,614,331

		4,251,125

Italy — 0.6%
Atlantia SpA(a)	37,709	678,933
CNH Industrial NV(a)	75,001	947,499
Prysmian SpA	20,061	713,787

		2,340,219

Japan — 15.4%
AGC Inc.	16,500	575,331
ANA Holdings Inc.(a)	35,500	782,929
Central Japan Railway Co.	15,400	2,176,241
Dai Nippon Printing Co. Ltd.	21,000	377,306
Daifuku Co. Ltd.	9,400	1,161,742
Daikin Industries Ltd.	22,000	4,883,917
East Japan Railway Co.	28,200	1,880,546
FANUC Corp.	14,200	3,487,937
Hankyu Hanshin Holdings Inc.	18,900	627,895
ITOCHU Corp.	104,900	3,011,512
Japan Airlines Co. Ltd.(a)	31,200	602,877
Kajima Corp.	37,300	499,284
Kintetsu Group Holdings Co. Ltd.	14,600	639,179
Komatsu Ltd.	73,300	2,000,317
Kubota Corp.	85,900	1,872,836
Makita Corp.	20,600	1,031,546
Marubeni Corp.	124,300	826,018
Mitsubishi Corp.	105,300	2,591,576
Mitsubishi Electric Corp.	161,100	2,429,490
Mitsubishi Heavy Industries Ltd.	25,200	770,315
Mitsui & Co. Ltd.	121,600	2,225,417
Nidec Corp.	41,300	5,192,251
Nippon Express Co. Ltd.	6,500	436,292
Obayashi Corp.	53,700	462,909
Odakyu Electric Railway Co. Ltd.	25,800	809,647
Recruit Holdings Co. Ltd.	126,700	5,302,636
Secom Co. Ltd.	16,000	1,474,861
SG Holdings Co. Ltd.	37,800	1,029,528
Shimizu Corp.	52,300	379,922
SMC Corp.	4,700	2,865,659
Sumitomo Corp.	88,800	1,174,453
Taisei Corp.	15,400	530,263
Tokyu Corp.	43,800	543,443
Toppan Printing Co. Ltd.	25,900	365,001
Toshiba Corp.	31,600	883,006
TOTO Ltd.	11,800	708,606
Toyota Tsusho Corp.	17,700	714,035
West Japan Railway Co.	14,600	763,479
Yamato Holdings Co. Ltd.	27,100	690,591
Yaskawa Electric Corp.	19,900	988,784

		59,769,577

Netherlands — 0.6%
Randstad NV(a)	9,423	613,831
Wolters Kluwer NV	20,011	1,690,897

		2,304,728

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	20,696	687,508
Aena SME SA(a)(c)	5,501	957,112
Ferrovial SA	37,345	1,032,673

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
International Consolidated Airlines Group SA	185,976	$406,243

		3,083,536

Sweden — 3.9%
Alfa Laval AB(a)	22,703	625,590
Assa Abloy AB, Class B	74,194	1,829,430
Atlas Copco AB, Class A	48,248	2,473,925
Atlas Copco AB, Class B	28,885	1,295,377
Epiroc AB, Class A	47,115	858,535
Epiroc AB, Class B	29,420	497,943
Nibe Industrier AB, Class B	26,757	878,699
Sandvik AB(a)	81,002	1,985,461
Securitas AB, Class B	24,770	400,389
Skanska AB, Class B	29,935	764,363
SKF AB, Class B	27,972	726,842
Volvo AB, Class B(a)	118,078	2,786,408

		15,122,962

Switzerland — 2.8%
ABB Ltd., Registered	142,504	3,983,567
Adecco Group AG, Registered	12,337	825,677
Geberit AG, Registered	2,776	1,740,437
Kuehne + Nagel International AG, Registered	3,807	864,806
Schindler Holding AG, Participation Certificates, NVS	3,033	818,682
Schindler Holding AG, Registered	1,449	390,793
SGS SA, Registered	385	1,162,905
Siemens Energy AG(a)	30,317	1,112,831

		10,899,698

United Kingdom — 5.0%
Ashtead Group PLC	33,862	1,591,369
BAE Systems PLC	242,445	1,619,932
Bunzl PLC	25,193	841,309
DCC PLC	7,665	542,534
Experian PLC	68,598	2,603,993
Ferguson PLC	17,289	2,099,572
IMI PLC	22,046	351,082
Intertek Group PLC	11,863	915,886
Melrose Industries PLC(a)	361,795	880,556
RELX PLC	147,986	3,626,037
Rentokil Initial PLC(a)	138,932	967,797
Rolls-Royce Holdings PLC(a)	631,261	959,978
Smiths Group PLC	29,638	609,528
Spirax-Sarco Engineering PLC	5,553	857,366
Travis Perkins PLC(a)	19,126	352,163
Weir Group PLC (The)(a)	18,938	515,028

		19,334,130

United States — 50.4%
3M Co.	43,142	7,540,790
A O Smith Corp.	10,175	557,794
Alaska Air Group Inc.	9,464	492,128
Allegion PLC	6,935	807,095
American Airlines Group Inc.(b)	45,620	719,427
AMETEK Inc.	17,162	2,075,572
Boeing Co. (The)	39,625	8,482,128
Carrier Global Corp.	60,811	2,293,791
Caterpillar Inc.	40,631	7,395,655
CH Robinson Worldwide Inc.	10,151	952,874
Cintas Corp.	6,572	2,322,939
Copart Inc.(a)	15,573	1,981,664
CSX Corp.	57,037	5,176,108
Cummins Inc.	11,093	2,519,220

Security	Shares	Value

United States (continued)
Deere & Co.	23,403	$6,296,577
Delta Air Lines Inc.	47,638	1,915,524
Dover Corp.	10,733	1,355,041
Eaton Corp. PLC	29,882	3,590,024
Emerson Electric Co.	44,632	3,587,074
Equifax Inc.	9,087	1,752,337
Expeditors International of Washington Inc.	12,664	1,204,473
Fastenal Co.	42,753	2,087,629
FedEx Corp.	18,068	4,690,814
Flowserve Corp.	9,934	366,068
Fortive Corp.(b)	25,121	1,779,069
Fortune Brands Home & Security Inc.	10,321	884,716
General Dynamics Corp.	17,328	2,578,753
General Electric Co.	655,506	7,079,465
Honeywell International Inc.	52,504	11,167,601
Howmet Aerospace Inc.	29,829	851,320
Huntington Ingalls Industries Inc.	3,012	513,486
IDEX Corp.	5,689	1,133,249
IHS Markit Ltd.	27,856	2,502,304
Illinois Tool Works Inc.	21,487	4,380,770
Ingersoll Rand Inc.(a)	27,779	1,265,611
Jacobs Engineering Group Inc.	9,731	1,060,290
JB Hunt Transport Services Inc.	6,244	853,243
Johnson Controls International PLC	54,160	2,523,314
Kansas City Southern	7,002	1,429,318
L3Harris Technologies Inc.	15,722	2,971,772
Lockheed Martin Corp.	18,423	6,539,797
Masco Corp.	19,578	1,075,420
Nielsen Holdings PLC	26,318	549,257
Norfolk Southern Corp.	19,054	4,527,421
Northrop Grumman Corp.	11,614	3,539,018
Old Dominion Freight Line Inc.	7,198	1,404,906
Otis Worldwide Corp.	30,378	2,052,034
PACCAR Inc.	26,002	2,243,453
Parker-Hannifin Corp.	9,659	2,631,208
Pentair PLC	12,483	662,722
Quanta Services Inc.	10,439	751,817
Raytheon Technologies Corp.	113,584	8,122,392
Republic Services Inc.	15,804	1,521,925
Robert Half International Inc.	8,697	543,389
Rockwell Automation Inc.	8,708	2,184,053
Rollins Inc.	16,574	647,546
Roper Technologies Inc.	7,816	3,369,399
Snap-on Inc.	4,088	699,620
Southwest Airlines Co.	44,135	2,057,132
Stanley Black & Decker Inc.	11,982	2,139,506
Teledyne Technologies Inc.(a)	2,774	1,087,353
Textron Inc.	16,995	821,368
TransDigm Group Inc.(a)	4,074	2,521,195
Union Pacific Corp.	50,399	10,494,080
United Airlines Holdings Inc.(a)(b)	21,883	946,440
United Parcel Service Inc., Class B	53,486	9,007,042
United Rentals Inc.(a)	5,406	1,253,705
Verisk Analytics Inc.	12,128	2,517,652
Waste Management Inc.	29,101	3,431,881
Westinghouse Air Brake Technologies Corp.	13,249	969,827
WW Grainger Inc.	3,369	1,375,697

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	13,381	$1,362,052

		196,187,334

Total Common Stocks — 99.7% (Cost: $366,614,031)		388,188,246

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	3,062,480	3,064,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	310,000	310,000

		3,374,318

Total Short-Term Investments — 0.9% (Cost: $3,374,112)		3,374,318

Total Investments in Securities — 100.6% (Cost: $369,988,143)		391,562,564

Other Assets, Less Liabilities — (0.6)%		(2,418,017)

Net Assets — 100.0%		$389,144,547

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$860,991	$2,202,271	(a)	$—		$1,109	$(53)	$3,064,318	3,062,480	$19,060	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	315,000	—		(5,000	)(a)	—	—	310,000	310,000	298		—

						$1,109	$(53)	$3,374,318		$19,358		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	03/19/21	$174	$1,142
S&P Select Sector Industrial E-Mini Index	5	03/19/21	445	5,018
TOPIX Index	1	03/11/21	175	4,887

				$11,047

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Industrials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$388,188,246	$—	$—	$388,188,246
Money Market Funds	3,374,318	—	—	3,374,318

	$391,562,564	$—	$—	$391,562,564

Derivative financial instruments(a)
Assets
Futures Contracts	$11,047	$—	$—	$11,047

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4